Restricted Net Asset Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]

Condensed Balance Sheets
(Amounts in thousands)

	December 31,	December 31,
	2015	2016
	RMB	RMB	US$
ASSETS

Current assets:
Cash	1,145	453	65
Amounts due from related parties	2,658,849	2,775,520	399,758
Prepaid expenses and other current assets	174,559	178,438	25,701
Total current assets	2,834,553	2,954,411	425,524
Investments and loans to subsidiaries	—	—	—
Total assets	2,834,553	2,954,411	425,524

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities:
Amounts due to related parties	2,952,404	3,214,114	462,929
Other current liabilities and accrued expenses	95,127	32,596	4,694
Total current liabilities	3,047,531	3,246,710	467,623
Non-current liabilities:
Deficit subsidiaries	5,726,706	8,056,078	1,160,317
Total liabilities	8,774,237	11,302,788	1,627,940

Shareholders’ deficit
Ordinary shares —
Par value: US$0.01
Authorized shares: 1,000,000,000
Issued shares: 187,490,478 and 187,490,478 as of December 31, 2015 and 2016, respectively
Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2015 and 2016, respectively	13,791	13,791	1,986
Additional paid-in capital	7,246,760	7,248,240	1,043,964

Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2015 and 2016, respectively, at cost	(127,331)	(127,331)	(18,339)
Accumulated other comprehensive income	180,025	(54,651)	(7,871)
Accumulated deficit	(13,252,929)	(15,428,426)	(2,222,156)
Total shareholders’ deficit	(5,939,684)	(8,348,377)	(1,202,416)

Commitments and contingencies	—	—	—

Total liabilities and shareholders’ equity/deficit	2,834,553	2,954,411	425,524

Condensed Statement of Comprehensive Income [Table Text Block]
Condensed Statements of Comprehensive Loss
(Amounts in thousands)

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Selling expenses	282,636	76,890	29,261	4,214
General and administrative expenses	37,543	54,101	13,087	1,885
Research and development expenses	4,091	1,295	—	—
Total operating expenses	324,270	132,286	42,348	6,099
Interest expense	(4,328)	(2,810)	(47)	(7)
Interest income	1	—	—	—
Foreign currency exchange gain (losses)	8,771	12,895	4,792	690
Other income	284	406	421	61
Loss before income taxes	(319,542)	(121,795)	(37,182)	(5,355)
Equity in losses of subsidiaries	(980,267)	(5,478,731)	(2,060,472)	(296,770)
Income tax expense	—	—	—	—
Net loss	(1,299,809)	(5,600,526)	(2,097,654)	(302,125)
Foreign currency exchange translation adjustment, net of nil tax	22,494	(131,336)	(234,675)	(33,802)
Cash flow hedging derivatives, net of nil tax	(273)	(749)	—	—
Comprehensive loss	(1,277,588)	(5,732,611)	(2,332,329)	(335,927)

Condensed Cash Flow Statement [Table Text Block]
Condensed Statements of Cash Flows
(Amounts in thousands)

	Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Operating activities:
Net cash used in operating activities	(128,256)	(32,709)	(32,459)	(4,675)

Investing activities:
Investment in subsidiaries	(599,332)	—	—	—
Repayment of amounts due from subsidiaries, net	207,712	253,063	31,767	4,575
Net cash provided by (used in) investing activities	(391,620)	253,063	31,767	4,575
Cash flows from financing activities
Repayment of short-term borrowings	—	(221,109)	—	—
Proceeds from issuance of ordinary shares	517,272	—	—	—
Net cash provided by (used in) financing activities	517,272	(221,109)	—	—
Net decrease in cash	(2,604)	(755)	(692)	(100)
Cash at beginning of year	4,504	1,900	1,145	165
Cash at end of year	1,900	1,145	453	65

Non-cash investing and financing transactions:	—	—	—	—